Taxation - Unrecognized tax benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits excluding interest and penalties	$ 150	$ 82	$ 84	$ 83	$ 82
Aquadrill interest and penalties acquired	11	0
Interest and penalties	27	21
Offset against deferred tax assets	(18)	(18)
Total unrecognized tax benefits included as "Other non-current liabilities"	$ 170	$ 85